SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of list of subsidiary
	Principal	The Group’s ownership interest
	location of the	in the subsidiary for the year ended
	Company’s	December 31
Name of company	activity	2023	2022
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	100%	100%
Adinnovation Inc	Japan	-	100%
Taptica UK	UK	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Nexxen Group LLC (f/k/a Unruly Group LLC)	USA	100%	100%
Nexxen Group US Holdings Inc. (f/k/a Unruly Group US Holding Inc)*	USA	100%	100%
Nexxen Holdings Ltd (f/k/a Unruly Holdings Limited)*	UK	100%	100%
Nexxen Group Ltd (f/k/a Unruly Group Limited)*	UK	100%	100%
Unruly Media GmbH	Germany	100%	100%
Unruly Media Pte Ltd*	Singapore	100%	100%
Nexxen Pty Ltd (f/k/a Unruly Media Pty Ltd)	Australia	100%	100%
Unruly Media KK	Japan	100%	100%
Unmedia Video Distribution Sdn Bhd	Malaysia	100%	100%
SpearAd GmbH	Germany	100%	100%
Nexxen Inc. (f/k/a Amobee Inc)*	USA	100%	100%
Amobee EMEA Limited	UK	100%	100%
Amobee International Inc	USA	100%	100%
Amobee Ltd	Israel	100%	100%
Amobee Asia Pte Ltd*	Singapore	100%	100%
Amobee ANZ Pty Ltd	Australia	100%	100%

*	Under these companies, there are seventeen (17) wholly owned subsidiaries that are inactive and in liquidation process.